Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Millions	6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2019	Jul. 15, 2019	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Loss Contingencies [Line Items]
Sublease rental income						$ 0.1
Rent expense	$ 0.6	$ 0.5			$ 1.8
Selling, General and Administrative Expenses [Member]
Loss Contingencies [Line Items]
Rent expense			$ 2.1	$ 1.4